SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 8) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues as per statements of operations	$ 750,555	$ 636,417	$ 795,881
Israel
Revenues as per statements of operations	527,628	531,193	526,179
United States
Revenues as per statements of operations	144,489	87,270	155,002
Europe
Revenues as per statements of operations	63,347	14,576	84,864
Other
Revenues as per statements of operations	$ 15,091	$ 3,378	$ 29,836